Dunham Alternative Strategy Fund
Dunham Alternative Strategy Fund
Investment Objective:
The Fund seeks long-term capital appreciation by realizing gains during periods of rising and declining markets.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 88 of this Prospectus and in How to Buy and Sell Shares on page 93 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dunham Alternative Strategy Fund	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	0.75%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dunham Alternative Strategy Fund		Class A	Class C	Class N
Management Fees		1.24%	1.24%	1.24%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.60%	0.60%	0.60%
Acquired Fund Fees and Expenses	[1]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		2.35%	3.10%	2.10%
Fee Waiver	[2]	(0.11%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.24%	2.99%	1.99%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Fund's Sub-Adviser has contractually agreed to waive a portion of its annual Sub-Advisory fees such that the annual Base Sub-Advisory fee rate payable to the Sub-Adviser is reduced from 0.65% to 0.50% of the average daily net assets of the Fund, and the Performance Fee rate is lowered from +/- 0.35% to +/- 0.20% of the average daily net assets of the Fund. This Agreement is effective as of April 1, 2015 and shall remain in effect until at least April 30, 2016.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Dunham Alternative Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	789	1,256	1,749	3,099
Class C	302	947	1,616	3,403
Class N	202	647	1,119	2,422

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4,686% of the average value of its portfolio.

Principal Investment Strategies:

To achieve the Fund's investment objective, the Fund's Sub-Adviser applies proprietary methodologies to take advantage of long-term (sometimes intermediate-term) moves that may result in achieving positive returns during various market environments and cycles – the Fund's Sub-Adviser refers to this management approach as Trend Following. In implementing this Trend Following approach, the Fund will primarily invest in exchange traded funds (ETFs) that represent various major indices. These indices include: U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and, various currency indices.

The goal of the Fund is to capture profits from rising and declining periods of the equities markets and to a lesser degree, commodities, currency and fixed income markets.

The Sub-Adviser's top-down strategies and methodologies are designed to profit from market trends in both positive and negative directions across broad asset classes, with little regard for fundamental research and/or analysis of individual equity or debt securities. The Sub-Adviser seeks investment opportunities for the Fund in ETFs as potential trends are identified. When the Sub-Adviser identifies potential rising trends in the market, ETFs that hold traditional equity holdings are purchased. When the Sub-Adviser identifies potential falling trends in the market, "Enhanced" ETFs (as defined below) that move in an inverse relationship to the market are purchased. Enhanced ETFs are ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index. The Sub-Adviser generally does not cause the Fund to short any securities directly. The Sub-Adviser's strategy for the Fund is not biased towards ETFs that represent long investments or short investments - each opportunity is independently evaluated. The Sub-Adviser invests primarily in ETFs based on equity indices, but allocations in other asset classes are made, as well. The Sub-Adviser also purchases ETFs that cover the following asset classes: commodities, currencies and U.S. fixed income. The Sub-Adviser also actively employs the use of cash and cash equivalents and, in particular, shares of money market funds. As a result, the Sub-Adviser's ability to invest both long (utilizing ETFs) or short (utilizing enhanced/inverse ETFs) across these asset classes, the strategy may offer low volatility compared to traditional investment strategies.

The Sub-Adviser's Trend Following strategy focuses on investing long in asset classes with rising prices and investing short (through inverse ETFs) in asset classes with falling prices.

Furthermore, the Sub-Adviser's methodology, which includes investing across multiple asset classes that are not expected to have returns that are highly correlated, is designed to provide returns that are un-correlated, or have a low correlation, with the broad investment market over a long-term time frame.

Under normal market conditions, the Fund may allocate its assets among ETFs representing various regions and countries, including the United States. As conditions warrant, the Fund may deviate from this strategy. Aside from various domestic ETFs, the Fund's portfolio may also include ETFs that invest in Developed and/or Emerging Markets. The Fund may invest up to 50% net long in international ETFs. The Fund may invest up to 50% in inverse ETFs. Generally, up to 25% of the Fund may be invested in the following asset classes: commodities, currencies and fixed income. As previously noted, the remainder of the Fund may be allocated to either equity-based ETFs or cash (and cash equivalents). The Fund may invest directly in the securities that comprise the ETFs discussed above, such as individual equities and U.S. Government obligations. In addition to ETFs, the Fund's exposure to U.S. fixed income markets may include investments in other investment companies.

The Fund will engage in very active and frequent trading of its portfolio securities.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's net asset value and performance. The following risks represent risks associated with the securities in which the Fund may invest, either directly or through ETFs or other investment companies.

Emerging Markets Risks – In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

ETF Risk – ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in common stocks.

The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value.

ETFs are subject to specific risks, depending on the nature of the fund. For instance, investing in inverse ETFS is similar to holding various short positions, or using a combination of advance investment strategies to profit from falling prices. When the value of ETFs held by the Fund decline, the value of your investment in the Fund declines.

Foreign Investing Risk – Investing in foreign companies, or ETFs which invest in foreign companies, may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency devaluations, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. Additionally, investments in securities denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies.

Interest Rate Risk – In general, the price of a debt security falls when interest rates rise. Debt securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

Inverse ETF Risk – Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Leveraging Risk – Using derivatives can create leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions or investing in leveraged ETFs, will magnify the Fund's gains or losses.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser's judgments about the attractiveness, "growth" potential of a company and the potential appreciation of securities may prove to be inaccurate and may not produce the desired results. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The successful use of hedging and risk management techniques may be adversely affected by imperfect correlation between movements in the price of the hedging vehicles and the securities being hedged.

Non-Diversification Risk – A Fund that is a non-diversified investment company means that more of the Fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of the Fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Turnover Risk – A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund's investments will underperform either the securities markets generally or particular segments of the securities markets.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N shares (converted from Class I shares of the Predecessor Fund) from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance. Although Class A and C shares would have similar annual returns to Class N shares because the classes are invested in the same portfolio of securities, the returns for Class A and C shares would be different from Class N shares because Class A and C shares have different expenses than Class N shares. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future. Performance prior to February 25, 2013 is the performance of a Predecessor Fund. Dunham & Associates Investment Counsel, Inc. did not serve as Adviser to the Fund until the merger with the Predecessor Fund was completed on February 22, 2013 and did not serve as Adviser to the Predecessor Fund. Updated performance information is available at no cost by visiting www.dunham.com or by calling toll free (888) 3DUNHAM (338-6426).

Class N Shares Annual Total Return for Years Ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 10.22% (quarter ended December 31, 2010) and the lowest return for a quarter was -5.08% (quarter ended September 30, 2011).

Dunham Alternative Strategy Fund AVERAGE ANNUAL TOTAL RETURN For the periods ended December 31, 2014
Average Annual Total Returns - Dunham Alternative Strategy Fund	1 Year	5 Year	Life of Fund		Inception Date
Class N	3.14%	0.25%	1.51%	[1]	Feb. 13, 2009
Class N return after taxes on distributions	3.14%	(0.16%)	0.92%	[1]
Class N return after taxes on distributions and sale of Fund shares	1.78%	0.06%	0.97%	[1]
Class C	2.12%	(0.79%)	(0.08%)	[1]	May 14, 2009
Class A	2.88%	(0.02%)	1.49%	[1]	Mar. 25, 2009
Credit Suisse Managed Futures Liquid Index (reflects no deduction for fees, expenses, or taxes)	15.78%	2.73%	2.47%	[1],[2]
[1]	The Life of Fund performance is measured from when the Sub-Adviser began managing the Fund as a Predecessor Fund. For Class N Shares, Life of Fund performance is measured from commencement of operations of the Predecessor Fund's Class I Shares on February 13, 2009. For Class A Shares, Life of Fund performance is measured from commencement of operations of Class P Shares of the Predecessor Fund on March 25, 2009. Class P Shares of the Predecessor Fund converted to Class A shares of the Fund on February 25, 2013. For Class C Shares, Life of Fund performance is measured from commencement of operations of the Predecessor Fund's Class C Shares on May 14, 2009.
[2]	As of February 12, 2009.

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.